Quarterly Report
November 30, 2021
MFS®  Diversified
Income Fund
DIF-Q3

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 38.8%
Alcoholic Beverages – 0.1%
Kirin Holdings Co. Ltd.	194,400	$3,116,941
Apparel Manufacturers – 0.1%
Compagnie Financiere Richemont S.A.	15,998	$2,382,143
Automotive – 0.4%
Magna International, Inc.	179,272	$13,437,155
Biotechnology – 0.1%
Biogen, Inc. (a)	12,383	$2,919,168
Brokerage & Asset Managers – 0.0%
IG Group Holdings PLC	56,250	$577,157
Business Services – 0.1%
Amdocs Ltd.	69,578	$4,857,936
Chemicals – 0.1%
Eastman Chemical Co.	49,293	$5,140,767
Computer Software – 0.6%
Adobe Systems, Inc. (a)	4,558	$3,053,176
Microsoft Corp.	52,893	17,485,897
		$20,539,073
Computer Software - Systems – 1.3%
Asustek Computer, Inc.	152,000	$1,912,369
Compal Electronics	2,094,000	1,739,907
Hitachi Ltd.	402,200	23,674,405
Hon Hai Precision Industry Co. Ltd.	2,109,000	7,800,189
Samsung Electronics Co. Ltd.	163,173	9,849,405
		$44,976,275
Construction – 2.4%
American Homes 4 Rent, “A”, REIT	554,835	$22,243,335
AvalonBay Communities, Inc., REIT	133,394	31,863,825
ICA Tenedora S.A. de C.V. (a)(u)	560,019	443,993
Mid-America Apartment Communities, Inc., REIT	145,922	30,096,413
		$84,647,566
Consumer Products – 1.0%
Colgate-Palmolive Co.	199,411	$14,959,813
Kimberly-Clark Corp.	161,642	21,063,569
		$36,023,382
Electrical Equipment – 0.5%
Schneider Electric SE	100,467	$17,758,638
Electronics – 1.3%
Intel Corp.	241,817	$11,897,396
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	150,893	17,677,115
Texas Instruments, Inc.	74,222	14,278,086
		$43,852,597

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.6%
China Petroleum & Chemical Corp.	38,954,000	$17,034,257
LUKOIL PJSC, ADR	13,565	1,177,077
Suncor Energy, Inc. (l)	106,378	2,591,478
		$20,802,812
Food & Beverages – 1.6%
Archer Daniels Midland Co.	81,576	$5,074,843
Coca-Cola FEMSA S.A.B. de C.V.	29,553	1,451,643
General Mills, Inc.	364,911	22,540,552
J.M. Smucker Co.	173,180	21,902,075
JBS S.A.	366,908	2,326,684
Nestle S.A.	23,333	2,999,068
		$56,294,865
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A”	176,907	$6,225,357
Forest & Paper Products – 0.6%
Rayonier, Inc., REIT	345,207	$13,038,469
Weyerhaeuser Co., REIT	244,315	9,188,687
		$22,227,156
Gaming & Lodging – 0.0%
Tabcorp Holdings Ltd.	447,354	$1,569,150
General Merchandise – 0.1%
BIM Birlesik Magazalar A.S.	604,226	$3,063,451
Insurance – 1.6%
Equitable Holdings, Inc.	240,903	$7,578,808
Everest Re Group Ltd.	14,844	3,805,705
Fairfax Financial Holdings Ltd.	7,521	3,337,924
Hartford Financial Services Group, Inc.	79,084	5,227,453
Manulife Financial Corp. (l)	1,111,722	19,876,888
MetLife, Inc.	128,082	7,513,290
NN Group N.V.	23,886	1,185,414
Samsung Fire & Marine Insurance Co. Ltd.	44,053	7,491,124
		$56,016,606
Internet – 0.1%
Gartner, Inc. (a)	7,837	$2,447,103
Leisure & Toys – 0.3%
Brunswick Corp.	48,336	$4,539,234
DeNA Co. Ltd.	89,600	1,325,759
Nintendo Co. Ltd.	5,800	2,576,004
Polaris, Inc.	12,448	1,391,562
		$9,832,559
Machinery & Tools – 0.8%
Eaton Corp. PLC	175,281	$28,406,039
Major Banks – 1.3%
China Construction Bank Corp.	9,648,000	$6,258,110
DBS Group Holdings Ltd.	971,100	21,215,864
Goldman Sachs Group, Inc.	4,475	1,704,930
UBS AG	983,273	16,993,329
		$46,172,233

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.9%
Encompass Health Corp.	163,656	$9,429,858
HCA Healthcare, Inc.	14,851	3,350,237
McKesson Corp.	53,025	11,493,699
Medical Properties Trust, Inc., REIT	883,082	18,800,816
Welltower, Inc., REIT	283,653	22,584,452
		$65,659,062
Metals & Mining – 1.1%
Fortescue Metals Group Ltd.	450,415	$5,242,180
Glencore PLC	623,893	2,951,804
POSCO	5,253	1,159,165
Rio Tinto PLC	355,694	21,900,170
Vale S.A.	437,900	5,448,581
		$36,701,900
Natural Gas - Distribution – 0.2%
Italgas S.p.A.	607,995	$3,839,287
UGI Corp.	62,502	2,578,208
		$6,417,495
Natural Gas - Pipeline – 0.2%
Equitrans Midstream Corp.	373,076	$3,588,991
Pembina Pipeline Corp. (l)	116,118	3,435,955
		$7,024,946
Network & Telecom – 2.0%
CoreSite Realty Corp., REIT	154,902	$26,495,987
Equinix, Inc., REIT	52,564	42,692,481
		$69,188,468
Other Banks & Diversified Financials – 0.6%
Hana Financial Group, Inc.	61,554	$2,054,417
Sberbank of Russia, ADR	329,555	5,572,775
SLM Corp.	343,128	6,100,816
Synchrony Financial	47,232	2,115,521
Tisco Financial Group PCL	1,771,900	4,679,846
		$20,523,375
Pharmaceuticals – 3.7%
Bayer AG	186,784	$9,430,749
Johnson & Johnson	206,853	32,254,588
Merck & Co., Inc.	427,187	32,000,578
Novartis AG	163,595	13,086,887
Organon & Co.	174,981	5,114,695
Roche Holding AG	92,323	36,167,929
		$128,055,426
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)	735,846	$780,009
Printing & Publishing – 0.0%
Transcontinental, Inc.	74,689	$1,088,076
Real Estate – 10.2%
Alexandria Real Estate Equities, Inc., REIT	98,873	$19,781,521
Boston Properties, Inc., REIT	93,513	10,084,442
Brixmor Property Group, Inc., REIT	829,889	18,871,676
Douglas Emmett, Inc., REIT	315,727	10,346,374
Equity Lifestyle Properties, Inc., REIT	297,343	24,173,986

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Extra Space Storage, Inc., REIT	184,209	$36,841,800
Host Hotels & Resorts, Inc., REIT (a)	985,669	15,475,003
National Retail Properties, Inc., REIT	353,778	15,601,610
National Storage Affiliates Trust, REIT	29,763	1,826,853
Phillips Edison & Co., REIT	240,985	7,559,699
Prologis, Inc., REIT	428,593	64,610,395
Simon Property Group, Inc., REIT	205,148	31,354,820
STAG Industrial, Inc., REIT	493,164	21,492,087
STORE Capital Corp., REIT	537,509	17,705,546
Sun Communities, Inc., REIT	128,162	24,168,790
Urban Edge Properties, REIT	871,161	15,010,104
VICI Properties, Inc., REIT	682,169	18,554,997
		$353,459,703
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT	56,937	$14,944,824
KDDI Corp.	698,200	20,334,147
Turkcell Iletisim Hizmetleri A.S.	1,294,013	1,799,695
Vodafone Group PLC	10,795,366	15,646,855
		$52,725,521
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	360,994	$6,245,448
PT Telekom Indonesia	11,646,400	3,254,056
		$9,499,504
Tobacco – 0.9%
British American Tobacco PLC	338,503	$11,363,184
Imperial Brands PLC	332,001	6,799,401
Japan Tobacco, Inc.	572,000	11,454,750
		$29,617,335
Utilities - Electric Power – 1.0%
CLP Holdings Ltd.	681,000	$6,660,262
E.ON SE	639,016	7,894,970
Energisa S.A., IEU	137,100	1,109,364
ENGIE Energía Brasil S.A.	227,400	1,558,512
Exelon Corp.	197,004	10,388,021
Iberdrola S.A.	407,672	4,559,558
Transmissora Alianca de Energia Eletrica S.A., IEU	665,723	4,266,567
		$36,437,254
Total Common Stocks		$1,350,464,203
Bonds – 34.1%
Aerospace & Defense – 0.2%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,818,000	$1,945,630
Boeing Co., 5.15%, 5/01/2030	1,797,000	2,084,506
Boeing Co., 3.75%, 2/01/2050	518,000	537,132
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)	1,258,000	1,302,030
Raytheon Technologies Corp., 1.9%, 9/01/2031	486,000	466,444
Raytheon Technologies Corp., 2.375%, 3/15/2032	727,000	727,400
Raytheon Technologies Corp., 3.03%, 3/15/2052	727,000	734,665
		$7,797,807
Airlines – 0.0%
Azul Investments LLP, 7.25%, 6/15/2026 (n)	$1,050,000	$937,440

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$652,000	$706,848
Tapestry, Inc., 3.05%, 3/15/2032	1,561,000	1,577,827
		$2,284,675
Asset-Backed & Securitized – 0.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.038%, 11/15/2054 (i)	$6,561,885	$481,938
ACREC Ltd., 2021-FL1, “A”, FLR, 1.239% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	1,091,500	1,091,500
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.589% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	998,500	993,504
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.214% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	132,853	132,752
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.764%, 2/15/2054 (i)	3,563,648	423,882
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.273%, 3/15/2054 (i)	6,699,546	552,815
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	6,509,275	428,058
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.388%, 7/15/2054 (i)	7,624,404	721,172
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	515,420	520,447
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 1.001%, 12/15/2072 (i)(n)	9,468,975	557,978
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.892%, 4/15/2054 (i)	4,832,549	278,620
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	212,730	215,641
KREF Ltd., 2018-FT1, “A”, FLR, 1.159% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	478,500	478,058
KREF Ltd., 2018-FT1, “AS”, FLR, 1.389% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	526,000	525,357
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.839% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	750,000	750,227
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.623% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,401,555
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.362% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	985,000	984,109
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.612% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	1,241,000	1,240,254
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.862% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	1,592,000	1,598,432
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.023%, 12/15/2051 (i)	9,818,363	490,189
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.424%, 5/15/2054 (i)	2,700,736	251,989
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.51% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	1,308,942	1,303,103
PFP III Ltd., 2021-7, “AS”, FLR, 1.241% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	1,383,931	1,377,130
PFP III, 2021-8, “A”, FLR, 1.089% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	963,000	959,726
PFP III, 2021-8, “AS”, FLR, 1.339% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	1,010,000	1,006,301
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 1.28% (LIBOR - 1mo. + 1.2%), 11/25/2036 (z)	360,000	359,662
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 1.58% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)	109,000	109,000
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.324% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	2,026,203	2,020,396
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.12%, 1/15/2052 (i)(n)	5,603,400	326,739
		$22,580,534
Automotive – 0.2%
Aptiv PLC, 5.4%, 3/15/2049	$348,000	$470,139
Hyundai Capital America, 2.375%, 10/15/2027 (n)	597,000	595,975
Hyundai Capital America, 1.8%, 1/10/2028 (n)	852,000	823,772
Hyundai Capital America, 6.375%, 4/08/2030 (n)	3,373,000	4,259,755
Lear Corp., 3.8%, 9/15/2027	102,000	111,314
		$6,260,955
Broadcasting – 0.4%
Discovery Communications LLC, 3.625%, 5/15/2030	$1,364,000	$1,459,219
Discovery Communications LLC, 4%, 9/15/2055	1,082,000	1,158,348
Prosus N.V., 3.68%, 1/21/2030 (n)	3,166,000	3,226,139
Prosus N.V., 3.061%, 7/13/2031 (n)	1,227,000	1,185,877
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	1,073,316
Prosus N.V., 3.832%, 2/08/2051 (n)	1,999,000	1,809,332
Walt Disney Co., 3.35%, 3/24/2025	1,455,000	1,545,211
Walt Disney Co., 3.5%, 5/13/2040	2,155,000	2,375,372
Walt Disney Co., 3.8%, 5/13/2060	1,364,000	1,623,261
		$15,456,075

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.3%
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025		$1,548,000	$1,555,755
Brookfield Finance, Inc., 2.34%, 1/30/2032		1,906,000	1,862,622
Charles Schwab Corp., 1.95%, 12/01/2031		2,865,000	2,829,141
Intercontinental Exchange, Inc., 1.85%, 9/15/2032		2,974,000	2,818,510
Intercontinental Exchange, Inc., 3%, 9/15/2060		591,000	577,727
			$9,643,755
Building – 0.1%
CEMEX S.A.B. de C.V., 3.875%, 7/11/2031 (n)		$1,252,000	$1,218,584
Vulcan Materials Co., 3.5%, 6/01/2030		1,246,000	1,350,642
Vulcan Materials Co., 4.5%, 6/15/2047		739,000	930,554
			$3,499,780
Business Services – 0.4%
Equinix, Inc., 2.5%, 5/15/2031		$2,649,000	$2,621,936
Equinix, Inc., 3%, 7/15/2050		891,000	850,146
Fiserv, Inc., 4.4%, 7/01/2049		682,000	811,929
Mastercard, Inc., 3.85%, 3/26/2050		1,655,000	1,980,019
NXP B.V./NXP Funding LLC, 3.125%, 2/15/2042 (n)		1,216,000	1,223,030
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		2,036,000	2,171,063
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)		3,235,000	3,165,759
Visa, Inc., 2.05%, 4/15/2030		909,000	917,294
Visa, Inc., 2.7%, 4/15/2040		1,818,000	1,857,382
			$15,598,558
Cable TV – 0.2%
Cable Onda S.A., 4.5%, 1/30/2030 (n)		$1,842,000	$1,887,313
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		1,406,000	1,822,293
Comcast Corp., 3.75%, 4/01/2040		909,000	1,024,130
United Group B.V., 4.625%, 8/15/2028 (n)	EUR	367,000	411,595
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		$1,273,000	1,298,396
			$6,443,727
Chemicals – 0.3%
Consolidated Energy Finiance S.A., 5.625%, 10/15/2028 (n)		$1,795,000	$1,710,797
RPM International, Inc., 4.55%, 3/01/2029		217,000	247,022
RPM International, Inc., 4.25%, 1/15/2048		110,000	128,496
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		1,552,000	1,528,720
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		3,083,000	3,021,648
Sherwin-Williams Co., 4.5%, 6/01/2047		1,082,000	1,353,529
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	1,249,000	1,356,290
			$9,346,502
Computer Software – 0.1%
Microsoft Corp., 2.525%, 6/01/2050		$3,182,000	$3,154,913
VeriSign, Inc., 4.75%, 7/15/2027		1,502,000	1,560,368
			$4,715,281
Computer Software - Systems – 0.2%
Apple, Inc., 2.05%, 9/11/2026		$3,416,000	$3,498,777
Apple, Inc., 1.7%, 8/05/2031		2,384,000	2,321,199
Apple, Inc., 2.65%, 5/11/2050		791,000	782,168
			$6,602,144
Conglomerates – 0.4%
Carrier Global Corp., 2.722%, 2/15/2030		$1,409,000	$1,437,697
Carrier Global Corp., 3.377%, 4/05/2040		1,282,000	1,339,574
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		5,300,000	5,416,600
Otis Worldwide Corp., 2.565%, 2/15/2030		2,127,000	2,162,411

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		$1,927,000	$2,192,197
			$12,548,479
Construction – 0.0%
Seazen Group Ltd., 4.45%, 7/13/2025		$1,614,000	$1,342,096
Consumer Products – 0.0%
Hasbro, Inc., 3.9%, 11/19/2029		$240,000	$263,856
Mattel, Inc., 3.75%, 4/01/2029 (n)		873,000	893,181
			$1,157,037
Consumer Services – 0.2%
B2W Digital Lux S.à r.l., 4.375%, 12/20/2030 (n)		$1,498,000	$1,344,103
Booking Holdings, Inc., 3.55%, 3/15/2028		1,200,000	1,323,724
Conservation Fund, 3.474%, 12/15/2029		1,031,000	1,094,152
Meituan, 2.125%, 10/28/2025 (n)		865,000	830,858
Meituan, 3.05%, 10/28/2030 (n)		1,511,000	1,407,814
			$6,000,651
Containers – 0.1%
Can-Pack S.A., 3.875%, 11/15/2029 (n)		$806,000	$783,835
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		412,000	409,075
Canpack S.A./Eastern PA Land Investment Holding LLC, 2.375%, 11/01/2027 (n)	EUR	445,000	503,867
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$2,000,000	1,952,520
			$3,649,297
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 3.875%, 1/12/2028		$307,000	$332,499
Electronics – 0.2%
Broadcom, Inc., 3.469%, 4/15/2034 (n)		$854,000	$879,981
Broadcom, Inc., 3.187%, 11/15/2036 (n)		4,373,000	4,305,481
			$5,185,462
Emerging Market Quasi-Sovereign – 3.5%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$1,915,000	$2,232,124
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.125%, 8/11/2061 (n)		1,651,000	1,721,184
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		281,000	343,523
Autoridad del Canal de Panama, 4.95%, 7/29/2035		1,220,000	1,491,450
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		1,500,000	1,563,765
Banco Nacional de Panama, 2.5%, 8/11/2030 (n)		241,000	224,781
Biz Finance PLC (Ukraine), 9.75%, 1/22/2025		295,313	304,467
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	1,104,000	1,227,849
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$1,764,000	1,866,658
China Development Bank Financial Leasing Co. Ltd., 2.875%, 9/28/2030		1,618,000	1,634,083
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		1,360,000	1,298,814
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		1,391,000	1,327,710
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		935,000	946,014
Development Bank of Kazakhstan, 4.125%, 12/10/2022		1,663,000	1,704,548
Development Bank of Kazakhstan JSC, 2.95%, 5/06/2031		1,264,000	1,240,869
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070		2,760,000	2,973,900
Ecopetrol S.A. (Republic of Colombia), 5.375%, 6/26/2026		2,155,000	2,262,750
Ecopetrol S.A. (Republic of Colombia), 6.875%, 4/29/2030		1,273,000	1,413,030
Ecopetrol S.A. (Republic of Colombia), 4.625%, 11/02/2031		2,317,000	2,215,631
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170		1,170,000	1,257,165
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		1,694,000	1,880,340
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024 (n)		2,469,000	2,633,040
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		1,391,000	1,303,701

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Empresas Publicas de Medellin E.S.P., 4.25%, 7/18/2029		$448,000	$423,808
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)		1,193,000	1,123,221
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		3,292,000	3,567,284
EQUATE Petrochemical B.V. (State of Kuwait), 2.625%, 4/28/2028 (n)		548,000	544,876
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		2,885,000	3,036,463
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		2,354,000	2,196,936
Gazprom PJSC via Gaz Finance PLC , 1.85%, 11/17/2028 (n)	EUR	1,278,000	1,428,317
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		$1,175,105	1,183,918
Huarong Finance Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024		2,684,000	2,623,610
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		2,640,000	2,561,446
Industrial & Commercial Bank of China Ltd., 4.875%, 9/21/2025		1,689,000	1,855,449
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,553,000	1,575,332
Krung Thai Bank PLC (Cayman Islands Branch), 4.4% to 3/25/2026, FLR (CMT - 5yr. + 3.53%) to 9/25/2169		1,612,000	1,607,986
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)		910,000	1,095,640
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		3,111,000	2,775,644
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR + 1.05%) to 9/15/2027 (n)		1,664,000	1,622,110
NPC Ukrenergo (Ukraine), 6.875%, 11/09/2026 (n)		905,000	851,786
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044		2,448,000	2,851,920
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		1,113,000	1,072,977
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		2,245,000	2,113,196
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031 (n)		3,227,000	3,226,819
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		1,210,000	1,260,965
Petroleos Mexicanos, 6.875%, 10/16/2025 (n)		1,634,000	1,743,315
Petroleos Mexicanos, 6.49%, 1/23/2027		1,374,000	1,405,836
Petroleos Mexicanos, 6.84%, 1/23/2030		3,174,000	3,185,109
Petroleos Mexicanos, 6.375%, 1/23/2045		1,850,000	1,493,690
Petroleos Mexicanos, 6.75%, 9/21/2047		3,572,000	2,934,041
Petroleos Mexicanos, 7.69%, 1/23/2050		6,564,000	5,921,384
Petroleos Mexicanos, 6.95%, 1/28/2060		3,229,000	2,655,530
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023		884,100	885,868
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		746,200	767,840
PT Bank Negara Indonesia (Persero) Tbk, 3.75%, 3/30/2026		1,293,000	1,314,996
PT Indonesia Asahan Aluminium (Persero), 4.75%, 5/15/2025 (n)		1,905,000	2,027,625
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		1,191,000	1,372,628
PT Pertamina (Persero) (Republic of Indonesia), 6.45%, 5/30/2044		1,662,000	2,183,089
PT Perusahaan Listrik Negara (Republic of Indonesia), 6.15%, 5/21/2048 (n)		1,317,000	1,626,495
Qatar Petroleum, 2.25%, 7/12/2031 (n)		1,397,000	1,372,776
Qatar Petroleum, 3.125%, 7/12/2041 (n)		1,292,000	1,293,951
Qatar Petroleum, 3.3%, 7/12/2051 (n)		1,053,000	1,076,482
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 2.694%, 6/17/2031 (n)		593,000	591,968
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)		1,098,000	1,050,725
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		5,170,000	5,951,197
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023		3,933,000	4,060,177
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		1,236,000	1,189,744
			$121,771,565
Emerging Market Sovereign – 8.1%
Arab Republic of Egypt, 6.125%, 1/31/2022		$7,492,000	$7,501,065
Arab Republic of Egypt, 7.5%, 1/31/2027		1,900,000	1,904,256
Arab Republic of Egypt, 5.8%, 9/30/2027 (n)		1,211,000	1,127,296
Arab Republic of Egypt, 6.588%, 2/21/2028		1,753,000	1,640,896
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		1,396,000	1,329,690
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		3,321,000	2,983,719
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		1,710,000	1,470,600
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		1,617,000	1,247,645
Dominican Republic, 6.875%, 1/29/2026		3,004,000	3,405,064
Dominican Republic, 5.95%, 1/25/2027		3,057,000	3,367,316
Dominican Republic, 6%, 7/19/2028 (n)		3,561,000	3,917,136
Dominican Republic, 4.875%, 9/23/2032 (n)		3,806,000	3,787,008

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Dominican Republic, 5.3%, 1/21/2041 (n)		$1,002,000	$960,427
Dominican Republic, 5.875%, 1/30/2060 (n)		2,282,000	2,122,260
Dominican Republic, 5.875%, 1/30/2060		2,407,000	2,238,510
Federal Republic of Nigeria, 7.625%, 11/21/2025		1,042,000	1,091,901
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)		2,571,000	2,507,239
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		1,457,000	1,369,580
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		521,000	494,335
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		1,839,000	1,676,984
Federal Republic of Nigeria, 7.696%, 2/23/2038		969,000	861,441
Federative Republic of Brazil, 10%, 1/01/2023	BRL	14,946,000	2,610,351
Federative Republic of Brazil, 4.75%, 1/14/2050		$1,053,000	902,884
Government of Jamaica, 8%, 3/15/2039		3,225,000	4,444,050
Government of Jamaica, 7.875%, 7/28/2045		1,935,000	2,656,755
Government of Oman, 6.25%, 1/25/2031		1,488,000	1,558,680
Government of Oman, 7%, 1/25/2051		1,260,000	1,247,687
Government of Romania, 2.625%, 12/02/2040 (n)	EUR	602,000	602,723
Government of Ukraine, 7.75%, 9/01/2024 (n)		$2,600,000	2,604,888
Government of Ukraine, 7.75%, 9/01/2025		4,164,000	4,164,000
Government of Ukraine, 7.75%, 9/01/2026		3,434,000	3,438,327
Government of Ukraine, 6.876%, 5/21/2029 (n)		2,213,000	2,057,324
Government of Ukraine, 6.876%, 5/21/2029		598,000	555,933
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	1,074,000	1,037,391
Government of Ukraine, 7.253%, 3/15/2033 (n)		$3,003,000	2,797,295
Government of Ukraine, 7.253%, 3/15/2033		3,089,000	2,877,404
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		6,063,000	5,471,372
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		2,432,000	2,389,440
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		1,565,000	1,511,321
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		1,504,000	1,462,640
Kingdom of Morocco, 1.375%, 3/30/2026 (n)	EUR	1,001,000	1,128,650
Kingdom of Morocco, 2.375%, 12/15/2027 (n)		$1,562,000	1,508,517
Kingdom of Morocco, 3%, 12/15/2032 (n)		1,638,000	1,523,750
Kingdom of Morocco, 3%, 12/15/2032		1,357,000	1,262,349
Kingdom of Morocco, 4%, 12/15/2050 (n)		1,126,000	985,250
Kingdom of Morocco, 4%, 12/15/2050		1,762,000	1,541,750
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		1,288,000	1,244,527
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		1,445,000	1,396,228
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	82,019,000	1,850,337
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$3,844,000	4,421,215
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	53,264,000	1,156,072
Oriental Republic of Uruguay, Inflation Linked Bond, 4.134%, 7/02/2040		84,864,012	2,185,147
Republic of Angola, 9.375%, 5/08/2048		$2,905,000	2,637,316
Republic of Angola, 9.125%, 11/26/2049		2,477,000	2,201,845
Republic of Argentina, 0.5%, 7/09/2030		1,517,982	470,711
Republic of Argentina, 1.125%, 7/09/2035		2,781,057	782,895
Republic of Argentina, 2%, 1/09/2038		6,106,000	2,023,651
Republic of Benin, 4.875%, 1/19/2032 (n)	EUR	1,060,000	1,157,426
Republic of Benin, 6.875%, 1/19/2052 (n)		1,419,000	1,576,716
Republic of Chile, 5%, 10/01/2028 (n)	CLP	870,000,000	1,016,239
Republic of Chile, 2.55%, 7/27/2033		$1,604,000	1,574,903
Republic of Colombia, 5.75%, 11/03/2027	COP	11,984,300,000	2,703,262
Republic of Colombia, 3.25%, 4/22/2032		$2,274,000	2,029,659
Republic of Costa Rica, 6.125%, 2/19/2031		1,624,000	1,616,692
Republic of Costa Rica, 7.158%, 3/12/2045		1,997,000	1,903,141
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	2,432,000	2,753,167
Republic of Cote d'Ivoire, 5.875%, 10/17/2031 (n)		1,678,000	1,911,469
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		1,724,000	1,822,627
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		2,193,000	2,527,123
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		989,000	1,139,683
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		602,000	650,654

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Croatia, 2.75%, 1/27/2030	EUR	1,000,000	$1,268,604
Republic of Croatia, 1.75%, 3/04/2041		1,325,000	1,486,183
Republic of Ecuador, 0%, 7/31/2030 (n)		$532,211	291,391
Republic of Ecuador, 5%, 7/31/2030		1,965,000	1,618,688
Republic of Ecuador, 1%, 7/31/2035 (n)		3,587,406	2,322,881
Republic of Ecuador, 1%, 7/31/2035		4,854,000	3,143,014
Republic of Ecuador, 0.5%, 7/31/2040 (n)		3,326,765	1,917,082
Republic of Ecuador, 0.5%, 7/31/2040		3,224,000	1,857,862
Republic of Ghana, 7.75%, 4/07/2029 (n)		1,182,000	957,633
Republic of Ghana, 7.875%, 2/11/2035		2,325,000	1,765,884
Republic of Guatemala, 4.9%, 6/01/2030		4,648,000	4,973,360
Republic of Guatemala, 5.375%, 4/24/2032 (n)		880,000	965,800
Republic of Guatemala, 3.7%, 10/07/2033 (n)		1,018,000	992,041
Republic of Guatemala, 4.65%, 10/07/2041 (n)		808,000	797,496
Republic of Guatemala, 6.125%, 6/01/2050		2,624,000	2,924,448
Republic of Hungary, 2.125%, 9/22/2031 (n)		1,452,000	1,404,810
Republic of Hungary, 1.75%, 6/05/2035	EUR	2,896,000	3,405,875
Republic of India, 7.27%, 4/08/2026	INR	269,280,000	3,798,818
Republic of India, 7.26%, 1/14/2029		283,120,000	3,975,980
Republic of Indonesia, 1.1%, 3/12/2033	EUR	1,082,000	1,178,378
Republic of Indonesia, 4.35%, 1/11/2048		$1,978,000	2,219,806
Republic of Kenya, 7%, 5/22/2027 (n)		1,709,000	1,777,292
Republic of Kenya, 8%, 5/22/2032		3,895,000	4,126,901
Republic of Kenya, 8.25%, 2/28/2048 (n)		1,974,000	1,942,377
Republic of Kenya, 8.25%, 2/28/2048		1,785,000	1,756,404
Republic of North Macedonia, 1.625%, 3/10/2028 (n)	EUR	1,618,000	1,712,911
Republic of Pakistan, 6%, 4/08/2026 (n)		$1,550,000	1,528,700
Republic of Panama, 3.362%, 6/30/2031 (n)		1,539,000	1,542,078
Republic of Panama, 2.252%, 9/29/2032		2,191,000	2,042,275
Republic of Paraguay, 6.1%, 8/11/2044		4,048,000	4,756,440
Republic of Paraguay, 5.6%, 3/13/2048		1,226,000	1,360,872
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,944,000	2,133,559
Republic of Philippines, 1.2%, 4/28/2033	EUR	2,353,000	2,639,098
Republic of Philippines, 1.75%, 4/28/2041		1,891,000	2,109,712
Republic of Romania, 1.75%, 7/13/2030 (n)		1,556,000	1,645,877
Republic of Romania, 2.124%, 7/16/2031		1,290,000	1,397,593
Republic of Romania, 2%, 1/28/2032 (n)		3,455,000	3,638,940
Republic of Romania, 2%, 1/28/2032		1,150,000	1,211,224
Republic of Romania, 2%, 4/14/2033 (n)		2,181,000	2,249,326
Republic of Romania, 2.75%, 4/14/2041 (n)		1,029,000	1,036,450
Republic of Rwanda, 5.5%, 8/09/2031 (n)		$793,000	789,352
Republic of Senegal, 4.75%, 3/13/2028 (n)	EUR	1,883,000	2,118,426
Republic of Senegal, 5.375%, 6/08/2037 (n)		633,000	658,315
Republic of Senegal, 6.75%, 3/13/2048		$1,061,000	1,009,488
Republic of Serbia, 3.125%, 5/15/2027 (n)	EUR	1,566,000	1,873,041
Republic of Serbia, 1.65%, 3/03/2033 (n)		1,574,000	1,588,715
Republic of Serbia, 2.05%, 9/23/2036 (n)		1,516,000	1,501,874
Republic of South Africa, 4.85%, 9/30/2029		$1,946,000	1,958,163
Republic of South Africa, 8%, 1/31/2030	ZAR	37,114,000	2,105,113
Republic of South Africa, 8.25%, 3/31/2032		63,469,000	3,493,671
Republic of South Africa, 5.65%, 9/27/2047		$1,596,000	1,468,320
Republic of Sri Lanka, 6.125%, 6/03/2025		4,379,000	2,482,718
Republic of Sri Lanka, 7.55%, 3/28/2030		2,892,000	1,581,085
Republic of Turkey, 4.75%, 1/26/2026		1,172,000	1,096,329
Republic of Turkey, 5.875%, 6/26/2031		1,223,000	1,098,406
Republic of Turkey, 6.625%, 2/17/2045		1,943,000	1,701,563
Republic of Turkey, 5.75%, 5/11/2047		2,106,000	1,684,547
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		1,498,000	1,400,630
Republic of Uzbekistan, 3.9%, 10/19/2031 (n)		835,000	785,845

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Russian Federation, 4.75%, 5/27/2026	$2,800,000	$3,077,368
Russian Federation, 4.25%, 6/23/2027	3,000,000	3,247,800
State of Qatar, 3.75%, 4/16/2030 (n)	1,818,000	2,023,761
State of Qatar, 5.103%, 4/23/2048 (n)	2,326,000	3,099,395
State of Qatar, 4.817%, 3/14/2049 (n)	1,236,000	1,596,022
Sultanate of Oman, 6%, 8/01/2029	1,515,000	1,575,509
Sultanate of Oman, 6.75%, 1/17/2048	4,752,000	4,563,346
Sultanate of Oman, 7%, 1/25/2051 (n)	3,249,000	3,217,251
United Mexican States, 2.659%, 5/24/2031	1,818,000	1,754,497
United Mexican States, 4.28%, 8/14/2041	972,000	1,000,548
		$283,522,965
Energy - Independent – 0.6%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$936,000	$954,117
Energean Israel Finance Ltd., 5.375%, 3/30/2028	1,533,000	1,498,508
Energean Israel Finance Ltd., 5.875%, 3/30/2031	1,566,000	1,519,020
Energean PLC, 6.5%, 4/30/2027 (n)	1,565,000	1,547,472
Hess Corp., 5.8%, 4/01/2047	1,364,000	1,791,553
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	2,841,000	2,975,947
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)	1,718,000	1,654,434
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)	1,636,000	1,584,521
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)	2,195,000	2,013,913
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	2,119,000	2,246,140
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	1,507,000	1,597,420
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)	3,178,000	3,131,855
		$22,514,900
Energy - Integrated – 0.1%
Cenovus Energy, Inc., 2.65%, 1/15/2032	$1,012,000	$976,273
Cenovus Energy, Inc., 6.75%, 11/15/2039	801,000	1,078,434
Cenovus Energy, Inc., 3.75%, 2/15/2052	238,000	233,558
Eni S.p.A., 4.75%, 9/12/2028 (n)	1,818,000	2,115,846
		$4,404,111
Financial Institutions – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$1,669,000	$1,766,662
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	434,000	437,311
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	346,000	357,007
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	909,000	970,430
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	855,000	916,182
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,636,000	1,603,392
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)	2,255,000	2,288,825
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)	2,049,000	2,052,074
Sunac China Holdings Ltd., 7.5%, 2/01/2024	1,792,000	1,227,968
Times China Holdings Ltd., 6.75%, 7/08/2025	1,256,000	843,290
		$12,463,141
Food & Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$2,391,000	$2,614,806
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	1,364,000	1,881,385
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)	1,588,000	1,625,308
Bacardi Ltd., 5.15%, 5/15/2038 (n)	1,036,000	1,286,635
Central American Bottling Corp., 5.75%, 1/31/2027 (n)	1,742,000	1,780,672
Constellation Brands, Inc., 4.1%, 2/15/2048	2,446,000	2,790,573
Grupo Bimbo S.A.B. de C.V., 5.95%, 4/17/2059	1,248,000	1,288,560
Indofood CBP Sukses Makmur TBK PT, 4.805%, 4/27/2052	1,637,000	1,666,947
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)	1,297,000	1,284,445
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)	1,796,000	1,883,645
JBS Investments II GmbH, 5.75%, 1/15/2028	928,000	973,286

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	$1,304,000	$1,429,041
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/2029	1,107,000	1,213,150
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031	1,243,000	1,242,132
SYSCO Corp., 2.4%, 2/15/2030	218,000	220,279
SYSCO Corp., 4.45%, 3/15/2048	477,000	568,085
		$23,748,949
Forest & Paper Products – 0.1%
Celulosa Arauco y Constitucion, 4.2%, 1/29/2030 (n)	$1,818,000	$1,914,881
Gaming & Lodging – 0.2%
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)	$1,716,000	$1,689,797
Las Vegas Sands Corp., 3.9%, 8/08/2029	1,428,000	1,442,738
Marriott International, Inc., 4.625%, 6/15/2030	455,000	512,104
Marriott International, Inc., 2.85%, 4/15/2031	482,000	484,101
Marriott International, Inc., 3.5%, 10/15/2032	1,164,000	1,224,488
Wynn Macau Ltd., 5.625%, 8/26/2028	1,623,000	1,492,770
		$6,845,998
Industrial – 0.2%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)	$2,278,000	$2,199,181
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027	1,811,000	1,851,748
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)	1,470,000	1,507,926
Howard University, Washington D.C., 2.738%, 10/01/2022	190,000	191,611
Howard University, Washington D.C., 2.801%, 10/01/2023	209,000	214,014
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	230,000	233,058
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	285,000	286,675
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	2,127,000	2,110,573
		$8,594,786
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 2.3%, 5/15/2031	$525,000	$531,639
UnitedHealth Group, Inc., 4.625%, 7/15/2035	2,782,000	3,448,846
UnitedHealth Group, Inc., 3.25%, 5/15/2051	477,000	518,693
		$4,499,178
Insurance - Property & Casualty – 0.2%
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	$2,318,000	$2,238,558
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	187,000	188,227
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	536,000	552,056
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	977,000	1,083,712
Willis North America, Inc., 3.875%, 9/15/2049	1,818,000	1,989,073
		$6,051,626
International Market Quasi-Sovereign – 0.0%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$1,158,000	$1,163,836
International Market Sovereign – 0.1%
Government of Bermuda, 2.375%, 8/20/2030 (n)	$1,818,000	$1,788,457
Government of Bermuda, 3.375%, 8/20/2050 (n)	1,290,000	1,265,813
		$3,054,270
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$3,018,000	$3,289,405
Major Banks – 2.0%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)	$982,000	$946,691
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	6,364,000	6,719,696
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	3,227,000	3,438,003

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	$1,446,000	$1,448,518
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR + 1.58%) to 4/22/2042	2,255,000	2,392,113
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	1,724,000	1,730,884
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	1,818,000	1,906,922
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	1,818,000	1,868,526
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR + 0.89162%) to 1/26/2027 (n)	2,273,000	2,210,552
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	1,373,000	1,391,493
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR + 1.264%) to 10/21/2032	2,804,000	2,810,550
Goldman Sachs Group, Inc., 2.908%, 7/21/2042	1,896,000	1,887,431
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	3,637,000	3,659,775
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR + 1.947%) to 8/18/2031	4,091,000	4,000,093
HSBC Holdings PLC, 5.25%, 3/14/2044	1,093,000	1,417,258
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	5,000,000	5,418,042
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR + 1.18%) to 11/08/2032	1,504,000	1,511,594
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	909,000	945,367
Kasikornbank PLC (Hong Kong Branch), 3.343% to 10/02/2026, FLR (CMT - 5yr. + 1.7%) to 10/02/2031	1,269,000	1,279,014
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	707,000	699,102
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	885,000	888,143
Morgan Stanley, 3.125%, 7/27/2026	3,309,000	3,506,005
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	2,782,000	3,037,346
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR + 1.485%) to 4/22/2042	1,309,000	1,380,212
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	2,400,000	2,361,591
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)	723,000	717,650
Royal Bank of Canada, 2.3%, 11/03/2031	2,566,000	2,580,111
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	1,818,000	1,721,118
Toronto Dominion Bank, 1.25%, 9/10/2026	1,191,000	1,169,997
Toronto Dominion Bank, 2%, 9/10/2031	2,381,000	2,364,007
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	1,750,000	1,755,107
		$69,162,911
Medical & Health Technology & Services – 0.4%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$1,818,000	$1,879,842
Alcon, Inc., 2.6%, 5/27/2030 (n)	1,818,000	1,840,808
Becton, Dickinson and Co., 2.823%, 5/20/2030	3,182,000	3,286,995
HCA, Inc., 5.125%, 6/15/2039	1,600,000	1,973,545
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	1,721,000	2,036,621
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	1,407,000	1,420,027
		$12,437,838
Medical Equipment – 0.1%
Boston Scientific Corp., 3.75%, 3/01/2026	$764,000	$823,160
Danaher Corp., 2.6%, 10/01/2050	2,027,000	1,974,976
		$2,798,136
Metals & Mining – 0.4%
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	$2,616,000	$2,606,509
ArcelorMittal S.A., 4.25%, 7/16/2029	530,000	577,858
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	2,976,000	3,145,632
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	909,000	884,313
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	918,000	912,876
JSW Steel Ltd., 5.05%, 4/05/2032 (n)	1,876,000	1,827,247
Minsur S.A., 4.5%, 10/28/2031 (n)	814,000	805,860
Petra Diamonds US$ Treasury PLC, 10.5%,(0% cash or 10.5% PIK) 3/08/2026 (n)(p)	1,453,584	1,497,191
		$12,257,486
Midstream – 0.5%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$822,000	$877,604
Energy Transfer LP, 3.75%, 5/15/2030	473,000	497,936
Energy Transfer Partners LP, 5.15%, 3/15/2045	1,364,000	1,556,061

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	$1,957,300	$1,965,033
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	2,156,000	2,097,349
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	1,779,000	1,754,196
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	1,589,000	1,589,610
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	1,827,000	1,893,208
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	1,364,000	1,380,178
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	3,055,000	3,351,907
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	927,000	1,048,658
		$18,011,740
Mortgage-Backed – 3.6%
Fannie Mae, 4.5%, 1/01/2023 - 11/01/2042	$1,805,682	$1,995,614
Fannie Mae, 5%, 7/01/2023 - 3/01/2042	3,830,868	4,357,371
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	6,588,258	6,930,267
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	704,326	726,845
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	651,681	64,205
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	43,651	49,113
Fannie Mae, 3%, 2/25/2033 (i)	815,333	79,897
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	3,349,474	3,857,718
Fannie Mae, 6%, 8/01/2034 - 6/01/2038	171,986	197,918
Fannie Mae, 3.5%, 4/25/2040 - 5/01/2049	3,529,345	3,778,335
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	4,368,980	4,797,832
Fannie Mae, 2%, 10/25/2040 - 5/25/2044	414,606	417,584
Fannie Mae, UMBS, 5.5%, 5/01/2044	548,037	632,813
Fannie Mae, UMBS, 2.5%, 2/01/2050 - 7/01/2050	3,294,204	3,400,439
Fannie Mae, UMBS, 3%, 7/01/2050 - 12/01/2051	130,306	135,810
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	1,313,344	1,321,758
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	1,807,772	2,050,626
Freddie Mac, 1.031%, 4/25/2024 (i)	16,776,263	298,431
Freddie Mac, 0.732%, 7/25/2024 (i)	23,983,695	264,986
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,106,188	1,224,846
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,263,613	1,387,489
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	4,532,451	4,868,023
Freddie Mac, 1.481%, 3/25/2027 (i)	2,188,000	149,147
Freddie Mac, 0.711%, 7/25/2027 (i)	45,300,228	1,339,863
Freddie Mac, 0.429%, 8/25/2027 (i)	34,339,588	783,437
Freddie Mac, 0.427%, 1/25/2028 (i)	63,735,047	1,153,216
Freddie Mac, 0.434%, 1/25/2028 (i)	26,273,287	489,188
Freddie Mac, 0.269%, 2/25/2028 (i)	78,548,562	746,793
Freddie Mac, 2.5%, 3/15/2028	267,782	271,375
Freddie Mac, 0.263%, 4/25/2028 (i)	50,484,071	447,784
Freddie Mac, 3%, 6/15/2028 - 3/01/2047	5,897,800	6,208,622
Freddie Mac, 1.218%, 7/25/2029 (i)	8,108,877	603,823
Freddie Mac, 1.267%, 8/25/2029 (i)	14,232,208	1,111,760
Freddie Mac, 1.915%, 4/25/2030 (i)	3,344,437	460,309
Freddie Mac, 1.985%, 4/25/2030 (i)	8,166,315	1,167,215
Freddie Mac, 1.766%, 5/25/2030 (i)	4,373,949	564,293
Freddie Mac, 1.796%, 5/25/2030 (i)	9,928,903	1,378,434
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	1,097,005	1,267,933
Freddie Mac, 1.436%, 6/25/2030 (i)	3,957,955	416,024
Freddie Mac, 1.704%, 8/25/2030 (i)	3,506,241	444,418
Freddie Mac, 1.263%, 9/25/2030 (i)	2,193,674	207,787
Freddie Mac, 0.423%, 1/25/2031 (i)	12,738,775	334,107
Freddie Mac, 0.873%, 1/25/2031 (i)	4,987,462	330,799
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	215,535	250,958
Freddie Mac, 5.5%, 2/15/2036 (i)	198,821	35,829
Freddie Mac, 6.5%, 5/01/2037	8,097	9,300
Freddie Mac, 4.5%, 12/15/2040 (i)	71,906	6,907
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 10/01/2051	637,511	661,198

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 3%, 2/01/2050 - 6/01/2050	$1,347,573	$1,417,138
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	164,579	190,020
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	2,597,662	2,879,393
Ginnie Mae, 5.699%, 8/20/2034	555,464	627,544
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	1,216,304	1,300,951
Ginnie Mae, 3.5%, 10/20/2041 (i)	314,454	21,514
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	3,746,021	4,020,521
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	4,630,072	4,763,475
Ginnie Mae, 4%, 8/16/2042 (i)	351,148	45,799
Ginnie Mae, 3%, 4/20/2045 - 9/20/2047	2,910,716	3,045,551
Ginnie Mae, 5.87%, 4/20/2058	1,789	2,004
Ginnie Mae, 0.557%, 2/16/2059 (i)	1,385,976	57,426
Ginnie Mae, TBA, 2%, 12/15/2051 - 1/15/2052	1,800,000	1,822,684
Ginnie Mae, TBA, 3.5%, 12/15/2051	850,000	887,785
Ginnie Mae, TBA, 4%, 12/20/2051	500,000	527,969
Ginnie Mae, TBA, 2.5%, 1/15/2052	125,000	128,174
UMBS, TBA, 2%, 1/25/2037 - 12/25/2051	22,900,000	22,893,473
UMBS, TBA, 3.5%, 1/25/2051 - 12/13/2051	1,625,000	1,708,045
UMBS, TBA, 2.5%, 7/25/2051 - 12/25/2051	9,805,000	10,031,769
UMBS, TBA, 3%, 12/25/2051 - 1/13/2052	3,450,000	3,579,402
		$123,629,076
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 2.746%, 6/01/2034	$855,000	$880,915
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 3%, 6/01/2046	825,000	849,359
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	55,000	56,986
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027	255,000	265,812
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	599,796	618,894
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,557,732
State of Florida, “A”, 2.154%, 7/01/2030	936,000	940,680
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	1,355,000	1,367,624
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	210,000	210,559
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	175,000	174,572
		$6,923,133
Natural Gas - Distribution – 0.1%
ENN Clean Energy International Investment Ltd., 3.375%, 5/12/2026 (n)	$1,893,000	$1,879,190
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048	2,466,000	2,475,272
NiSource, Inc., 5.65%, 2/01/2045	462,000	634,125
		$4,988,587
Network & Telecom – 0.3%
AT&T, Inc., 2.75%, 6/01/2031	$3,309,000	$3,362,055
AT&T, Inc., 3.3%, 2/01/2052	757,000	738,952
AT&T, Inc., 3.55%, 9/15/2055	519,000	521,718
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)	1,574,000	1,534,666
Verizon Communications, Inc., 2.1%, 3/22/2028	236,000	235,385
Verizon Communications, Inc., 3.15%, 3/22/2030	427,000	453,097
Verizon Communications, Inc., 2.55%, 3/21/2031	2,982,000	3,013,991
Verizon Communications, Inc., 3.4%, 3/22/2041	864,000	918,380
		$10,778,244
Oil Services – 0.1%
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)	$1,259,296	$1,196,495
Halliburton Co., 5%, 11/15/2045	909,000	1,112,661
MV24 Capital B.V., 6.748%, 6/01/2034	1,163,477	1,187,620
		$3,496,776

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.2%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)	$1,740,000	$1,890,527
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)	1,553,000	1,492,775
Puma International Financing S.A., 5%, 1/24/2026	2,372,000	2,360,140
Valero Energy Corp., 2.8%, 12/01/2031	1,219,000	1,199,596
		$6,943,038
Other Banks & Diversified Financials – 0.8%
ABQ Finance Ltd., 2%, 7/06/2026	$961,000	$948,430
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)	1,239,000	1,209,586
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	1,456,000	1,447,264
Banco Industrial S. A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)	1,050,000	1,034,250
Bangkok Bank PLC, 3.466% to 9/23/2031, FLR (CMT - 5yr. + 2.15%) to 9/23/2036 (n)	2,084,000	2,097,386
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)	1,974,000	1,963,577
Bank Leumi le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)	3,963,000	3,982,815
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)	823,000	890,980
BPCE S.A., 1.652% to 10/06/2025, FLR (SOFR + 1.52%) to 10/06/2026 (n)	2,670,000	2,638,911
Commercial Bank PSQC, 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169	1,294,000	1,307,732
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	1,818,000	1,808,910
NBK Tier 1 Financing Ltd., 3.625% to 2/24/2027, FLR (Swap Rate - 6yr. + 2.875%) to 8/24/2169	1,256,000	1,242,908
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,670,704
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	3,783,000	3,864,335
		$26,107,788
Personal Computers & Peripherals – 0.1%
Equifax, Inc., 3.1%, 5/15/2030	$2,237,000	$2,357,958
Equifax, Inc., 2.35%, 9/15/2031	2,407,000	2,368,827
		$4,726,785
Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 3%, 12/02/2041	$323,000	$328,856
Canadian Pacific Railway Co., 3.1%, 12/02/2051	480,000	493,671
		$822,527
Real Estate - Apartment – 0.1%
American Homes 4 Rent, L.P., 2.375%, 7/15/2031	$1,118,000	$1,105,886
American Homes 4 Rent, L.P., 3.375%, 7/15/2051	1,114,000	1,150,385
		$2,256,271
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$1,314,000	$1,271,797
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	1,600,000	1,604,315
		$2,876,112
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031	$741,000	$742,998
Lexington Realty Trust Co., 2.7%, 9/15/2030	1,082,000	1,088,465
Lexington Realty Trust Co., 2.375%, 10/01/2031	450,000	432,110
W.P. Carey, Inc., 2.45%, 2/01/2032	555,000	549,402
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031	1,646,000	1,628,861
		$4,441,836
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$1,573,000	$1,728,235
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	597,000	581,277
STORE Capital Corp., REIT, 2.75%, 11/18/2030	1,909,000	1,919,209
STORE Capital Corp., REIT, 2.7%, 12/01/2031	1,678,000	1,653,199
		$5,881,920

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.4%
Alibaba Group Holding Ltd., 2.125%, 2/09/2031	$1,975,000	$1,919,163
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	1,621,000	1,768,826
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)	1,154,000	1,161,213
Home Depot, Inc., 3.9%, 6/15/2047	1,773,000	2,119,376
JD.com, Inc., 3.375%, 1/14/2030	1,160,000	1,215,802
Kohl's Corp., 3.375%, 5/01/2031	1,718,000	1,767,150
MercadoLibre, Inc., 2.375%, 1/14/2026	550,000	526,576
MercadoLibre, Inc., 3.125%, 1/14/2031	507,000	471,141
Nordstrom, Inc., 4.25%, 8/01/2031	882,000	844,475
Nordstrom, Inc., 5%, 1/15/2044	478,000	444,069
		$12,237,791
Specialty Chemicals – 0.0%
Braskem Idesa S.A.P.I., 6.99%, 2/20/2032 (n)	$1,207,000	$1,182,860
Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$511,000	$719,992
West African Development Bank, 4.7%, 10/22/2031 (n)	1,855,000	2,011,933
		$2,731,925
Telecommunications - Wireless – 0.5%
American Tower Corp., REIT, 2.1%, 6/15/2030	$1,765,000	$1,694,492
American Tower Corp., REIT, 2.95%, 1/15/2051	1,167,000	1,096,949
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,304,000	1,267,957
Crown Castle International Corp., 4.45%, 2/15/2026	799,000	877,596
Crown Castle International Corp., 3.7%, 6/15/2026	3,355,000	3,603,792
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	512,000	509,696
Rogers Communications, Inc., 3.7%, 11/15/2049	1,709,000	1,796,446
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	1,846,000	1,897,688
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027	1,203,000	1,236,684
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,182,000	2,308,202
VEON Holdings B.V., 4%, 4/09/2025 (n)	1,444,000	1,473,602
		$17,763,104
Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	$1,694,000	$1,794,526
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029	737,000	766,480
Cliffton Ltd., 6.25%, 10/25/2025 (n)	2,561,000	2,520,024
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	1,600,000	1,572,000
ERAC USA Finance LLC, 3.3%, 12/01/2026	2,463,000	2,629,140
Hacienda Investments Ltd. via DME Airport Ltd., 5.35%, 2/08/2028 (n)	1,281,000	1,323,298
ICTSI Treasury B.V., 5.875%, 9/17/2025	1,055,000	1,203,456
		$11,808,924
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 6.07%, 3/01/2022	$1,368	$1,372
Small Business Administration, 5.16%, 2/01/2028	25,894	27,940
Small Business Administration, 2.21%, 2/01/2033	134,864	137,034
Small Business Administration, 2.22%, 3/01/2033	221,819	225,559
Small Business Administration, 3.15%, 7/01/2033	262,448	275,720
Small Business Administration, 3.16%, 8/01/2033	317,565	333,519
Small Business Administration, 3.62%, 9/01/2033	274,559	291,802
Tennessee Valley Authority, 0.75%, 5/15/2025	1,502,000	1,489,785
		$2,782,731
U.S. Treasury Obligations – 3.2%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$136,152
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,760,686
U.S. Treasury Bonds, 1.625%, 5/15/2031	4,940,000	5,035,713

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 1.375%, 11/15/2040	$4,091,000	$3,772,349
U.S. Treasury Bonds, 2.875%, 5/15/2043	6,853,400	8,075,768
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)	7,328,000	8,867,166
U.S. Treasury Bonds, 2%, 8/15/2051	1,150,000	1,204,266
U.S. Treasury Notes, 1.75%, 6/15/2022	11,589,000	11,689,951
U.S. Treasury Notes, 0.125%, 9/30/2022	6,171,000	6,166,420
U.S. Treasury Notes, 2.5%, 8/15/2023	7,225,000	7,473,077
U.S. Treasury Notes, 0.375%, 10/31/2023	11,653,300	11,621,435
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	8,221,669
U.S. Treasury Notes, 2.5%, 5/15/2024	4,680,000	4,884,567
U.S. Treasury Notes, 2.875%, 7/31/2025	1,948,000	2,079,718
U.S. Treasury Notes, 0.875%, 9/30/2026	5,600,000	5,527,813
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	9,428,527
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	8,726,014
U.S. Treasury Notes, 1.125%, 8/15/2040	6,301,000	5,570,970
		$112,242,261
Utilities - Electric Power – 1.7%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$3,526,000	$3,790,803
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	2,828,125	2,902,204
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079	1,802,000	1,799,549
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	1,885,000	1,861,456
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,897,000	1,923,103
Alabama Power Co., 3.45%, 10/01/2049	1,609,000	1,738,845
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)	1,031,000	982,027
American Electric Power Co., Inc., 2.3%, 3/01/2030	955,000	936,469
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	305,000	308,100
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)	1,175,000	1,178,172
CenterPoint Energy, Inc., 2.65%, 6/01/2031	936,000	944,821
Clean Renewable Power, 4.25%, 3/25/2027 (n)	1,545,000	1,569,720
Dominion Energy, Inc., 2.25%, 8/15/2031	1,669,000	1,638,005
Duke Energy Corp., 3.3%, 6/15/2041	1,936,000	1,975,183
Duke Energy Indiana LLC, 2.75%, 4/01/2050	691,000	668,642
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)	1,619,000	1,571,418
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)	1,480,000	1,494,800
Energuate Trust, 5.875%, 5/03/2027	1,613,000	1,667,439
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)	1,426,000	1,331,171
Evergy, Inc., 2.9%, 9/15/2029	842,000	876,374
FirstEnergy Corp., 2.65%, 3/01/2030	2,000,000	1,950,000
Florida Power & Light Co., 2.85%, 4/01/2025	477,000	499,236
Florida Power & Light Co., 3.95%, 3/01/2048	477,000	583,713
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	1,219,000	1,269,467
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,671,000	2,722,414
Listrindo Capital B.V., 4.95%, 9/14/2026	1,877,000	1,909,847
MidAmerican Energy Co., 3.95%, 8/01/2047	1,818,000	2,173,186
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,206,000	1,152,435
Pacific Gas & Electric Co., 4.95%, 7/01/2050	471,000	528,694
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	1,249,000	1,237,503
Southern California Edison Co., 4.5%, 9/01/2040	454,000	519,209
Southern California Edison Co., 3.65%, 2/01/2050	1,836,000	1,970,298
Southern California Edison Co., 2.95%, 2/01/2051	478,000	456,811
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038 (n)	1,119,000	1,226,704
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)	2,307,875	2,279,027
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,536,000	1,566,720
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	4,155,421
Virginia Electric & Power Co., 2.875%, 7/15/2029	2,473,000	2,599,617
		$59,958,603

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Water – 0.1%
Aegea Finance S.à r.l., 5.75%, 10/10/2024	$1,716,000	$1,746,030
Total Bonds		$1,186,216,798
Preferred Stocks – 0.2%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.	109,360	$5,912,310
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%	30,481	$3,200,505
Danaher Corp., 4.75%	857	1,836,560
Total Convertible Preferred Stocks		$5,037,065
Investment Companies (h) – 25.9%
Bond Funds – 24.3%
MFS High Yield Pooled Portfolio (v)	93,400,811	$845,277,335
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.05% (v)	57,437,740	$57,437,741
Total Investment Companies		$902,715,076
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 0.03% (j)	1,837,061	$1,837,061

Other Assets, Less Liabilities – 0.9%		29,833,532
Net Assets – 100.0%		$3,482,016,045
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $902,715,076 and $2,549,467,437, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $394,802,092, representing 11.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 1.28% (LIBOR - 1mo. + 1.2%), 11/25/2036	11/12/2021	$360,000	$359,662
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 1.58% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/2021	109,000	109,000
Total Restricted Securities			$468,662
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation

Portfolio of Investments (unaudited) – continued
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstani Tenge
MYR	Malaysian Ringgit
RUB	Russian Ruble
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 11/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
KRW	4,431,487,000	USD	3,717,909	Merrill Lynch International	2/11/2022	$9,229
USD	2,696,834	BRL	15,421,171	BNP Paribas S.A.	3/03/2022	9,553
USD	2,817,064	BRL	15,421,171	Goldman Sachs International	12/02/2021	73,986
USD	2,957,377	COP	11,727,389,450	Goldman Sachs International	1/26/2022	39,227
USD	3,060,272	COP	11,727,389,450	Goldman Sachs International	12/01/2021	124,755
USD	56,157,285	EUR	48,297,579	Goldman Sachs International	1/14/2022	1,287,917
USD	1,385,637	EUR	1,204,435	JPMorgan Chase Bank N.A.	1/14/2022	17,315
USD	916,059	EUR	805,000	Merrill Lynch International	1/14/2022	1,524
USD	1,484,486	EUR	1,278,000	State Street Bank Corp.	1/14/2022	32,590
USD	1,247,838	INR	93,649,000	Barclays Bank PLC	12/14/2021	3,258
USD	5,136,871	INR	382,594,184	JPMorgan Chase Bank N.A.	12/14/2021	52,258
USD	1,888,928	THB	63,553,000	JPMorgan Chase Bank N.A.	3/17/2022	6,852
USD	4,609,494	ZAR	71,687,150	Merrill Lynch International	1/14/2022	130,306
						$1,788,770
Liability Derivatives
BRL	15,421,171	USD	2,755,256	BNP Paribas S.A.	12/02/2021	$(12,179)
CLP	1,021,284,000	USD	1,246,685	Goldman Sachs International	2/18/2022	(23,063)
COP	11,727,389,450	USD	2,974,886	Goldman Sachs International	12/01/2021	(39,370)
EUR	2,697,000	USD	3,071,217	Brown Brothers Harriman	1/14/2022	(7,240)
IDR	1,502,653,589	USD	104,511	JPMorgan Chase Bank N.A.	2/22/2022	(455)
KZT	812,902,000	USD	1,822,446	Deutsche Bank AG	5/03/2022	(39,985)
MYR	17,295,572	USD	4,134,346	Barclays Bank PLC	12/09/2021	(28,864)
RUB	95,372,000	USD	1,268,051	JPMorgan Chase Bank N.A.	4/25/2022	(20,013)
THB	63,553,000	USD	1,941,557	JPMorgan Chase Bank N.A.	3/17/2022	(59,481)
USD	1,224,518	EUR	1,080,172	Goldman Sachs International	1/14/2022	(2,632)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	1,134,861	ZAR	18,454,000	Deutsche Bank AG	1/14/2022	$(18,190)
						$(251,472)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	130	$17,005,625	March – 2022	$229,466
U.S. Treasury Note 2 yr	Long	USD	217	47,465,360	March – 2022	106,107
U.S. Treasury Note 5 yr	Long	USD	158	19,180,953	March – 2022	34,466
U.S. Treasury Ultra Bond	Long	USD	35	7,019,687	March – 2022	295,312
						$665,351
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	60	$9,727,500	March – 2022	$(236,569)
U.S. Treasury Ultra Note 10 yr	Short	USD	376	55,230,875	March – 2022	(1,203,496)
						$(1,440,065)
At November 30, 2021, the fund had liquid securities with an aggregate value of $730,864 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$922,874,028	$—	$—	$922,874,028
Switzerland	54,636,027	16,993,329	—	71,629,356
Japan	—	62,482,006	—	62,482,006
United Kingdom	577,157	59,441,423	—	60,018,580
Canada	43,767,476	—	—	43,767,476
Taiwan	17,677,115	11,452,465	—	29,129,580
South Korea	7,491,124	18,975,297	—	26,466,421
China	17,034,257	6,258,110	—	23,292,367
Singapore	—	21,215,864	—	21,215,864
Other Countries	56,887,877	43,206,030	443,993	100,537,900
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	115,024,992	—	115,024,992
Non - U.S. Sovereign Debt	—	412,244,561	—	412,244,561
Municipal Bonds	—	6,923,133	—	6,923,133
U.S. Corporate Bonds	—	231,342,330	—	231,342,330
Residential Mortgage-Backed Securities	—	123,629,076	—	123,629,076
Commercial Mortgage-Backed Securities	—	10,046,657	—	10,046,657
Asset-Backed Securities (including CDOs)	—	12,533,877	—	12,533,877
Foreign Bonds	—	274,472,172	—	274,472,172
Mutual Funds	904,552,137	—	—	904,552,137
Total	$2,025,497,198	$1,426,241,322	$443,993	$3,452,182,513
Other Financial Instruments
Futures Contracts – Assets	$665,351	$—	$—	$665,351
Futures Contracts – Liabilities	(1,440,065)	—	—	(1,440,065)
Forward Foreign Currency Exchange Contracts – Assets	—	1,788,770	—	1,788,770
Forward Foreign Currency Exchange Contracts – Liabilities	—	(251,472)	—	(251,472)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
	Equity Securities	Fixed Income Securities
Balance as of 2/28/21	$—	$0
Realized gain (loss)	—	(193,010)
Change in unrealized appreciation or depreciation	—	193,010
Transfers into level 3	443,993	—
Disposition of worthless securities	—	0
Balance as of 11/30/21	$443,993	$—
At November 30, 2021, the fund held one level 3 security.
(2) Securities Lending Collateral
At November 30, 2021, the value of securities loaned was $12,890,649. These loans were collateralized by cash of $1,837,061 and U.S. Treasury Obligations (held by the lending agent) of $12,314,633.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$1,016,507,214	$45,981,495	$201,380,947	$263,188	$(16,093,615)	$845,277,335
MFS Institutional Money Market Portfolio	165,569,182	972,548,518	1,080,679,959	—	—	57,437,741
	$1,182,076,396	$1,018,530,013	$1,282,060,906	$263,188	$(16,093,615)	$902,715,076
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$35,923,557	$—
MFS Institutional Money Market Portfolio	34,819	—
	$35,958,376	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2021, are as follows:
United States	64.2%
Canada	2.8%
United Kingdom	2.6%
Switzerland	2.2%
Japan	1.9%
China	1.6%
Mexico	1.3%
India	1.1%
Brazil	1.0%
Other Countries	21.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.